SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SUPPLEMENTAL SCHEDULE

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

As of December 31, 2025

EIN 41-0231510

Plan Number: 003

	(in thousands)
		(c)
(a)	(b)	Description of investment	(e)
	Identity of Issue, Borrower, Lessor,	including maturity date, rate of interest,	Current
	or Similar Party	collateral, par, or maturity Value	Value

	Registered investment companies
	Dodge & Cox Stock Fund	Mutual Fund	$158,070
	Dodge & Cox Income Fund	Mutual Fund	96,219
	American Funds EuroPacific Growth Fund	Mutual Fund	94,343
	Vanguard Cash Reserves Federal Money Market Fund Admiral Shares	Money Market	89,218
	Vanguard Federal Money Market Fund Investor Shares	Money Market	7
	Total registered investment companies		437,857

	Common/collective trusts
*	Spartan 500 Index Fund	Common/collective trusts	911,572
	State Street Target Retirement 2040 Fund M	Common/collective trusts	373,096
	State Street Target Retirement 2030 Fund M	Common/collective trusts	275,551
	Harbor Capital Appreciation Fund	Common/collective trusts	240,699
*	Spartan Extended Market Index Fund	Common/collective trusts	212,163
	State Street Target Retirement 2045 Fund M	Common/collective trusts	211,829
	State Street Target Retirement 2035 Fund M	Common/collective trusts	210,153
	State Street Target Retirement 2050 Fund M	Common/collective trusts	201,869
*	Spartan Global Ex US Index Fund	Common/collective trusts	149,079
	State Street Target Retirement 2055 Fund M	Common/collective trusts	137,881
	State Street Target Retirement 2025 Fund M	Common/collective trusts	110,800
*	Fidelity MIP II Class 3	Common/collective trusts	107,994
*	Fidelity US Bond Index Commingled Pool	Common/collective trusts	100,560
	SMID Cap Research Equity (Series 1) Portfolio	Common/collective trusts	95,538
	State Street Target Retirement 2060 Fund M	Common/collective trusts	86,296
	State Street Target Retirement Income Fund M	Common/collective trusts	82,511
	State Street Target Retirement 2065 Fund M	Common/collective trusts	26,427
	Total common/collective trusts		3,534,018

*	Ecolab Inc. common stock	Common Stock	598,967

*	Cash and cash equivalents held by Ecolab* stock fund	Cash and cash equivalents	5,109

*	Notes receivable from participants	Participant notes due on various
		dates through December 2040 (stated
		interest rates ranging from 3.25% to 10.00%)	53,540

			$4,629,491
	(*) Party-in-interest
	(d) Cost is omitted for participant-directed investments